CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) [Abstract]
VOYAGE REVENUES:	$ 132,180	$ 119,851	$ 270,421	$ 241,942
EXPENSES:
Voyage expenses	28,121	25,020	58,204	47,473
Vessel operating expenses	43,894	36,198	83,905	71,096
Depreciation and amortization	34,298	26,875	66,588	53,043
General and administrative expenses	6,557	7,456	12,667	12,889
Total expenses	112,870	95,549	221,364	184,501
Operating income	19,310	24,302	49,057	57,441
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 6)	(15,873)	(8,012)	(27,738)	(15,959)
Interest income	313	149	431	261
Other, net	199	(29)	54	(18)
Total other expenses, net	(15,361)	(7,892)	(27,253)	(15,716)
Net income	3,949	16,410	21,804	41,725
Less: Net (income)/loss attributable to the non-controlling interest	(374)	4	(751)	114
Net income attributable to Tsakos Energy Navigation Limited	3,575	16,414	21,053	41,839
Effect of preferred dividends	(6,524)	(3,969)	(10,492)	(7,938)
Net (loss)/ income attributable to common stockholders of Tsakos Energy Navigation Limited	$ (2,949)	$ 12,445	$ 10,561	$ 33,901
(Loss)/Earnings per share, basic and diluted attributable to Tsakos Energy Navigation Limited common shareholders (Note 9)	$ (0.03)	$ 0.15	$ 0.13	$ 0.39
Weighted average number of shares, basic and diluted (Note 9)	84,284,281	85,510,215	84,126,285	86,071,582